MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
New amendments and new standards and amendments not yet effective
New amendments effective from January 1, 2024

The following new amendments effective from January 1, 2024 were adopted by the Group for the preparation of these Consolidated Financial Statements.

In January 2020 IASB issued amendments to IAS 1 — Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current to clarify how to classify debt and other liabilities as current or non-current, and in particular how to classify liabilities with an uncertain settlement date and liabilities that may be settled by converting to equity. There was no effect from the adoption of these amendments.

In September 2022 IASB issued amendments to IFRS 16 — Leases: Liability in a Sale and Leaseback to improve the requirements for sale and leaseback transactions, which specify the measurement of the liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. There was no effect from the adoption of these amendments.

In October 2022 IASB issued amendments to IAS 1 — Presentation of Financial Statements: Non-current Liabilities with Covenants, that clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. There was no effect from the adoption of these amendments.

In May 2023 IASB issued amendments to IAS 7 — Statement of Cash Flows and IFRS 7 — Financial Instruments: Disclosures: Supplier Finance Arrangements, that introduce new disclosure requirements to enhance the transparency and usefulness of the information provided by entities about supplier finance arrangements and are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. There was no effect from the adoption of these amendments.

New standards and amendments not yet effective

The standards and amendments issued by IASB that will have mandatory application in 2025 or subsequent years are listed below:

In August 2023, IASB issued amendments to IAS 21 — The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability, to clarify how an entity has to apply a consistent approach to assessing whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use and the disclosures to provide. The amendments are effective on or after January 1, 2025. The Group does not expect any material impact from the adoption of these amendments.

In April 2024, IASB issued IFRS 18 — Presentation and Disclosure in Financial Statements, which introduces new concepts relating to: (i) the structure of the statement of profit or loss, (ii) required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (management-defined performance measures), and (iii) enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. The standard is effective on or after January 1, 2027. The Group is evaluating the potential impact from the adoption of this standard.

In May 2024, IASB issued IFRS 19 — Subsidiaries without Public Accountability: Disclosures, which permits eligible subsidiaries to use IFRS Accounting Standards with reduced disclosures better suited to the needs of the users of their financial statements, as well as to keep only one set of accounting records to meet the needs of both their parent company and the users of their financial statements. The standard is effective on or after January 1, 2027 and earlier application is permitted. The Group does not expect any impact from the adoption of this standard.

In May 2024, IASB issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9 — Financial Instruments and IFRS 7 — Financial Instruments: Disclosures, with the aim of addressing diversity in practice by making the requirements more understandable and consistent. The amendments: (a) clarify the date of recognition and derecognition of certain financial assets and liabilities, with a new exception for certain financial liabilities settled through an electronic cash transfer system to be derecognized before the settlement date if certain criteria are met; (b) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; (c) add new disclosures for certain instruments with contractual terms that can change cash flows (such as certain instruments with features linked to the achievement of environment, social and governance (ESG) targets); and (d) update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI). The amendments are effective on or after January 1, 2026 and earlier application is permitted. The Group is evaluating the potential impact from the adoption of these amendments.

In July 2024, IASB issued Annual Improvements to IFRS Accounting Standards — Volume 11 which contains amendments to five standards as result of IASB’s annual improvements project. IASB uses the annual improvements process to make necessary, but non-urgent, amendments to IFRS Accounting Standards that will not be included as part of another major project. The amended standards are: IFRS 1 — First-time Adoption of International Financial Reporting Standards, IFRS 7 —Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7; IFRS 9 — Financial Instruments; IFRS 10 — Consolidated Financial Statements; and IAS 7 — Statement of Cash Flows. The amendments are effective on or after January 1, 2026 and earlier application is permitted. The Group is evaluating the potential impact from the adoption of these amendments.

In December 2024, IASB issued Amendments for nature-dependent electricity contracts which amended IFRS 9 — Financial Instruments and IFRS 7 — Financial Instruments: Disclosures to help companies better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements (PPAs), in the light of the increased use of these contracts. The amendments are effective on or after January 1, 2026 and earlier application is permitted. The Group is evaluating the potential impact from the adoption of these amendments.

Subsidiaries
Subsidiaries

Subsidiaries are entities over which the Group has control. Control is achieved when the Group has power over the investee, when it is exposed to, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are consolidated on a line by line basis from the date on which the Group achieves control. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

The Group recognizes any non-controlling interests (“NCI”) in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s share of the recognized amounts of the acquiree’s identifiable net assets. Net profit or loss and each component of other comprehensive income/(loss) are attributed to the owners of the parent and to the non-controlling interests. Total comprehensive income/(loss) of subsidiaries is attributed to owners of the parent and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

All intra-group balances and transactions and any unrealized gains and losses arising from intra-group transactions are eliminated in preparing the Consolidated Financial Statements.
Subsidiaries are deconsolidated from the date when control ceases. When the Group ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then remeasured to its fair value.

Interest in associates
Interests in associate

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without having control or joint control over those policies. Associates are accounted for using the equity method of accounting from the date significant influence is obtained.

Under the equity method, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Group’s share of the investee’s profit/(loss) is recognized in the consolidated income statement. Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in other comprehensive income/(loss) are recognized in other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment.

Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

When the Group’s share of the losses of an associate exceeds the Group’s interest in that associate, the Group discontinues recognizing its share of further losses. Additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group discontinues the use of the equity method from the date the investment ceases to be an associate or when it is classified as available-for-sale.

Interests in joint operations
Interests in joint operations

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

When the Group undertakes its activities under joint operations, it recognizes in relation to its interest in the joint operation: (i) its assets, including its share of any assets held jointly, (ii) its liabilities, including its share of any liabilities incurred jointly, (iii) its revenue from the sale of its share of the output arising from the joint operation, (iv) its share of the revenue from the sale of the output by the joint operation, and (v) its expenses, including its share of any expenses incurred jointly.

Foreign currency transactions
Foreign currency transactions

The functional currency of the Group’s entities is the currency of their primary economic environment. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the foreign currency exchange rate prevailing at that date. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements are recognized in the consolidated income statement.

Consolidation of foreign entities

All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates at the date of the consolidated statement of financial position. Income and expenses are translated into Euro at the average foreign currency exchange rate for the period. Translation differences resulting from the application of this method are classified as currency translation differences within other comprehensive income/(loss) until the disposal of the investment. Average foreign currency exchange rates for the period are used to translate the cash flows of foreign subsidiaries in preparing the consolidated statement of cash flows.

Goodwill, assets acquired and liabilities assumed arising from the acquisition of entities with a functional currency other than the Euro are recognized in the Consolidated Financial Statements in the functional currency and translated at the foreign currency exchange rate at the acquisition date. These balances are translated at subsequent balance sheet dates at the relevant foreign currency exchange rate.

The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2024		2023		2022
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.0824	1.0389	1.0814	1.1050	1.0530	1.0666
Pound Sterling	0.8466	0.8292	0.8699	0.8691	0.8528	0.8869
Swiss Franc	0.9526	0.9412	0.9717	0.9260	1.0047	0.9847
Japanese Yen	163.8519	163.0600	151.8540	156.3300	138.0274	140.6600
Chinese Yuan	7.7875	7.5833	7.6568	7.8509	7.0788	7.3582
Australian Dollar	1.6397	1.6772	1.6283	1.6263	1.5167	1.5693
Singapore Dollar	1.4458	1.4164	1.4521	1.4591	1.4512	1.4300
Canadian Dollar	1.4821	1.4948	1.4595	1.4642	1.3695	1.4440
Hong Kong Dollar	8.4454	8.0686	8.4663	8.6314	8.2451	8.3163

Consolidation of foreign entities
Consolidation of foreign entities

All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates at the date of the consolidated statement of financial position. Income and expenses are translated into Euro at the average foreign currency exchange rate for the period. Translation differences resulting from the application of this method are classified as currency translation differences within other comprehensive income/(loss) until the disposal of the investment. Average foreign currency exchange rates for the period are used to translate the cash flows of foreign subsidiaries in preparing the consolidated statement of cash flows.

Goodwill, assets acquired and liabilities assumed arising from the acquisition of entities with a functional currency other than the Euro are recognized in the Consolidated Financial Statements in the functional currency and translated at the foreign currency exchange rate at the acquisition date. These balances are translated at subsequent balance sheet dates at the relevant foreign currency exchange rate.

Goodwill
Goodwill

Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Development costs, Patents, concessions and licenses and Other intangible assets
Development costs

Development costs for car project production and related components, engines and systems are recognized as an asset if, and only if, the required conditions under IAS 38 — Intangible Assets are met, including, among others: (i) that development costs can be measured reliably, (ii) that the technical feasibility of the product, volumes and pricing support the view that the development expenditure will generate future economic benefits, and (iii) the Group has the intention to complete the development and the ability to use the intangible asset. Capitalized development costs include all direct and indirect costs that may be directly attributed to the development process. All other research and development costs are expensed as incurred, net of any government grants received.

Capitalized development costs are amortized on a straight-line basis from the start of production over the estimated lifecycle of the model or the useful life of the related components or other assets (generally between four and eight years). Increasing an asset’s expected lifecycle or its residual value would result in a reduced amortization charge in the consolidated income statement.

The Group incurs significant research and development costs also for its Formula 1 racing activities. These costs are considered fundamental to the development of the road and track car models and prototypes. Technological developments and changes in the regulations of the Formula 1 World Championship generally require the Group to design, develop and construct a new racing car to be used for one year only. The costs incurred for the design, development and construction of a new racing car are generally expensed as incurred unless the technology will be used for more than one year and the costs meet the capitalization criteria in IAS 38.

Patents, concessions and licenses

Separately acquired patents, concessions and licenses are initially recognized at cost. Patents, concessions and licenses acquired in a business combination are initially recognized at fair value. Patents, concessions and licenses are amortized on a straight-line basis over their useful economic lives, which is generally between three and five years.

Other intangible assets

Other intangible assets mainly relate to the registration of trademarks and have been recognized in accordance with IAS 38 — Intangible Assets, where it is probable that the use of the asset will generate future economic benefits for the Group and where the cost of the asset can be measured reliably. Other intangible assets are measured at cost less any impairment losses and amortized on a straight-line basis over their estimated life, which is generally between three and five years.

Property, plant and equipment
Property, plant and equipment

Cost

Property, plant and equipment is initially recognized at cost which comprises the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management, capitalized borrowing costs and any initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Self-constructed assets are initially recognized at production cost. Subsequent expenditures and the cost of replacing parts of an asset are capitalized only if they increase the future economic benefits embodied in that asset. All other expenditures are expensed as incurred. When such replacement costs are capitalized, the carrying amount of the parts that are replaced is recognized as a loss in the period of replacement in the consolidated income statement.

Depreciation

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%
    Land is not depreciated.

If the asset being depreciated consists of separately identifiable components whose useful lives differ from that of the other parts making up the asset, depreciation is charged separately for each of its component parts through application of the “component approach”.

Leases
Leases

The Group recognizes a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use. Each lease payment is allocated between the principal liability and finance costs. Finance costs are charged to the consolidated income statement over the lease period using the effective interest rate method. The right-of-use asset is depreciated on a straight-line basis over the lease term.

Right-of-use assets are measured at cost comprising the following: (i) the amount of the initial measurement of lease liability; (ii) any lease payments made at or before the commencement date less any lease incentives received; (iii) any initial direct costs and, if applicable, (iv) restoration costs. Payments associated with short-term leases and leases of low-value assets are recognized as an expense in the consolidated income statement on a straight-line basis.

Lease liabilities are measured at the net present value of the following: (i) fixed lease payments, (ii) variable lease payments that are based on an index or a rate and, if applicable, (iii) amounts expected to be payable by the lessee under residual value guarantees, and (iv) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option. Lease liabilities do not include any non-lease components that may be included in the related contracts.

Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the Group’s incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Some lease contracts contain variable payment terms that are linked to sales generated from Ferrari stores. Variable lease payments that depend on sales are recognized in the consolidated income statement in the period in which the condition that triggers those payments occurs.

Extension and termination options are included in a number of leases related to Ferrari stores, warehouses and machinery and equipment of the Group. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

Borrowing costs
Borrowing costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use.

All other borrowing costs are expensed in financial expenses if related to the Group’s industrial activities or cost of sales if related to the Group’s financial services activities in the consolidated income statement, as incurred.

Impairment of assets
Impairment of assets

The Group continuously monitors its operations to assess whether there is any indication that its intangible assets (including capitalized development costs) and its property, plant and equipment may be impaired. Goodwill is tested for impairment annually or more frequently, if there is an indication that an asset may be impaired.

If indications of impairment are present, the carrying amount of the asset is reduced to its recoverable amount, which is the higher of fair value less costs of disposal and its value in use. The recoverable amount is determined for the individual asset, unless the asset does not generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets, in which case the asset is tested as part of the cash-generating unit (“CGU”) to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In assessing the value in use of an asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the recoverable amount is lower than the carrying amount.

Where an impairment loss for assets other than goodwill subsequently no longer exists or has decreased, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized in the consolidated income statement immediately.

Financial instruments
Financial instruments

Presentation

Current financial assets include trade receivables, receivables from financing activities, derivative financial instruments, other current financial assets and cash and cash equivalents.

Investments and other financial assets include investments accounted for using the equity method as well as other securities and non-current financial assets.

Financial liabilities include debt (primarily bonds, notes, asset-backed financing (securitizations) and borrowings from banks), trade payables and other financial liabilities (mainly derivative financial instruments).

Measurement

Financial assets, other than investments accounted for using the equity method, and financial liabilities are measured in accordance with IFRS 9 - Financial Instruments.

Except for investments accounted for using the equity method, the Group initially measures financial assets at fair value plus, in the case of financial assets not measured at fair value through profit or loss, transaction costs.

Equity instruments held by the Group are recognized at fair value through profit or loss. When market prices are not directly available, the fair value is measured using appropriate valuation techniques (e.g. discounted cash flow analysis based on market information available at the balance sheet date).

Trade receivables and receivables from financing activities are originated in the ordinary course of business and held within a business model with the objective to hold the receivables in order to collect contractual cash flows that meet the “solely payments of principal and interest” criterion under IFRS 9, therefore they are measured at amortized cost using the effective interest rate method. Receivables with maturities greater than one year are discounted to present value.

Assessments are made regularly as to whether there is any objective evidence that a financial asset or group of financial assets may be impaired. If any such evidence exists, an impairment loss is recognized within selling, general and administrative costs for trade receivables and within cost of sales for receivables from financing activities. Under IFRS 9, a forward-looking expected credit loss model must be applied when assessing impairment. In making impairment assessments for trade receivables and for receivables from financing activities that are within the scope of IFRS 16, the Group applies the simplified approach to estimate the lifetime expected credit losses and considers its historical credit loss experience, adjusted for forward-looking factors specific to the nature of the Group’s receivables and economic environment. For all other receivables from financing activities, the Group applies the general approach, which requires the application of a three-stage model to assess whether there has been a significant increase in credit risk on the financial instrument since initial recognition.

Stage	Description	Time period for measurement of ECL
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month ECL
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime ECL
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime ECL

The Group considers a default to occur and a significant increase in credit risk to occur when the counterparty fails to make contractual payments within a certain number of days of when they fall due. For example, for receivables from financing activities this typically occurs when the counterparty fails to make contractual payments within 60 days of when the related receivables fall due, while for trade receivables this is assessed on a case by case basis.

Receivables are written off when the counterparty fails to make contractual payments and there is no reasonable expectation of recovery, and in any circumstance no later than 360 days. When trade receivables or receivables from financing activities have been written off, the Company may continue to engage in enforcement actions to attempt to recover the receivables. Receivables from financing activities are generally secured on the title of cars or other guarantees.

Financial liabilities, with the exception of derivative financial instruments, are measured at amortized cost using the effective interest rate method.

Derivative financial instruments

Derivative financial instruments are used for economic hedging purposes only in order to reduce financial risks and in particular, foreign currency risks. Derivative financial instruments qualify for hedge accounting only when at the inception of the hedge there is formal designation and documentation of the hedging relationship, the hedge is expected to be highly effective, its effectiveness can be reliably measured and it is highly effective throughout the financial reporting periods for which it is designated.

All derivative financial instruments are measured at fair value.

When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:

Cash flow hedges — Where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the consolidated income statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in other comprehensive income/(loss). The cumulative gain or loss is reclassified from other comprehensive income/(loss) to the consolidated income statement at the same time as the economic effect arising from the hedged item affects the consolidated income statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the consolidated income statement immediately within net financial income/expenses. When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains in other comprehensive income/(loss) and is recognized in the consolidated income statement at the same time as the underlying transaction. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in other comprehensive income/(loss) is recognized in the consolidated income statement immediately.

The Group does not use fair value hedges or hedges of a net investment.

If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately within financial expenses.

Transfers of financial assets

The Group sells certain of its receivables from financing activities under securitization programs. Securitization transactions involve the sale of financial receivables to a special purpose vehicle, which in turn finances the purchase of such financial receivables by issuing asset-backed securities in the form of notes whose repayment of principal and interest depends on the cash flows generated by the related financial receivables. The receivables sold as part of securitization programs are consolidated until collection from the customer as they do not meet the requirements for derecognition in accordance with IFRS 9.

The Group may also sell certain of its trade receivables through factoring transactions without recourse. The Group derecognizes the trade receivables when, and only when, the contractual rights and risks to the cash flows arising from the related trade receivables are no longer held or the Group has transferred the financial assets.

In the case of a transfer of receivables, if the Group transfers substantially all the risks and rewards of ownership of the receivables, it derecognizes the receivables and separately recognizes as assets or liabilities any rights and obligations created or retained in the transfer. On derecognition of the receivables, the difference between their carrying amount and the consideration received or receivable for the transfer of the receivables is recognized within cost of sales for receivables from financing activities and within financial income or financial expenses for trade receivables.

Trade receivables

Trade receivables are amounts due from clients for goods sold or services provided in the ordinary course of business. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less any provision for allowances.

Derivative financial instruments
Derivative financial instruments

Derivative financial instruments are used for economic hedging purposes only in order to reduce financial risks and in particular, foreign currency risks. Derivative financial instruments qualify for hedge accounting only when at the inception of the hedge there is formal designation and documentation of the hedging relationship, the hedge is expected to be highly effective, its effectiveness can be reliably measured and it is highly effective throughout the financial reporting periods for which it is designated.

All derivative financial instruments are measured at fair value.

When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:

Cash flow hedges — Where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the consolidated income statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in other comprehensive income/(loss). The cumulative gain or loss is reclassified from other comprehensive income/(loss) to the consolidated income statement at the same time as the economic effect arising from the hedged item affects the consolidated income statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the consolidated income statement immediately within net financial income/expenses. When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains in other comprehensive income/(loss) and is recognized in the consolidated income statement at the same time as the underlying transaction. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in other comprehensive income/(loss) is recognized in the consolidated income statement immediately.

The Group does not use fair value hedges or hedges of a net investment.

If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately within financial expenses.

Transfers of financial assets
Transfers of financial assets

The Group sells certain of its receivables from financing activities under securitization programs. Securitization transactions involve the sale of financial receivables to a special purpose vehicle, which in turn finances the purchase of such financial receivables by issuing asset-backed securities in the form of notes whose repayment of principal and interest depends on the cash flows generated by the related financial receivables. The receivables sold as part of securitization programs are consolidated until collection from the customer as they do not meet the requirements for derecognition in accordance with IFRS 9.

The Group may also sell certain of its trade receivables through factoring transactions without recourse. The Group derecognizes the trade receivables when, and only when, the contractual rights and risks to the cash flows arising from the related trade receivables are no longer held or the Group has transferred the financial assets.

In the case of a transfer of receivables, if the Group transfers substantially all the risks and rewards of ownership of the receivables, it derecognizes the receivables and separately recognizes as assets or liabilities any rights and obligations created or retained in the transfer. On derecognition of the receivables, the difference between their carrying amount and the consideration received or receivable for the transfer of the receivables is recognized within cost of sales for receivables from financing activities and within financial income or financial expenses for trade receivables.

Trade receivables
Trade receivables

Trade receivables are amounts due from clients for goods sold or services provided in the ordinary course of business. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less any provision for allowances.

Inventories
Inventories
Inventories of raw materials, semi-finished products and finished goods are stated at the lower of cost and net realizable value, cost being determined on a first-in first-out (FIFO) basis. The measurement of inventories includes the direct costs of materials, labor and indirect costs (variable and fixed). Purchase costs include ancillary costs. Prototypes are recognized at their estimated realizable value, if lower than production cost. Provision is made for obsolete and slow-moving raw materials, finished goods, spare parts and other supplies based on their expected future use and realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs for sale and distribution.
Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.
Employee benefits
Employee benefits

Defined contribution plans

Costs arising from defined contribution plans are expensed as incurred.

Defined benefit plans

The Group’s net obligations are determined separately for each plan by estimating the present value of future benefits that employees have earned in the current and prior periods, and deducting the fair value of any plan assets. The present value of the defined benefit obligation is measured using actuarial techniques and actuarial assumptions that are unbiased and mutually compatible and attributes benefits to periods in which the obligation to provide post-employment benefits arise by using the Projected Unit Credit Method.

The components of the defined benefit cost are recognized as follows:

•the service costs are recognized in the consolidated income statement by function and presented in the relevant line items (cost of sales, selling, general and administrative costs, research and development costs, etc.);
•the net interest on the defined benefit liability is recognized in the consolidated income statement as net financial income /(expenses), and is determined by multiplying the net liability/(asset) by the discount rate used to discount obligations taking into account the effect of contributions and benefit payments made during the year; and
•the remeasurement components of the net obligations, which comprise actuarial gains and losses and any change in the effect of the asset ceiling are recognized immediately in other comprehensive income/(loss). These remeasurement components are not reclassified in the consolidated income statement in a subsequent period.
Other long-term employee benefits

The Group’s obligations represent the present value of future benefits that employees have earned in return for their service during the current and prior periods. Remeasurement components on other long-term employee benefits are recognized in the consolidated income statement in the period in which they arise.

Share-based compensation

The Group has implemented equity incentive plans that provide for the granting of share-based compensation to the Chairman, the Chief Executive Officer, all other members of the Ferrari Leadership Team and other key employees of the Group. The Group also provides share-based compensation as part of commercial agreements with certain suppliers. The share-based compensation arrangements are accounted for in accordance with IFRS 2 — Share-based Payment, which requires the Company to recognize share-based compensation expense based on fair value of awards granted. Compensation expense for the equity-settled awards containing market performance conditions is measured at the grant date fair value of the award using a Monte Carlo simulation model, which requires the input of subjective assumptions, including the expected volatility of the Company’s common stock, the dividend yield, interest rates and a correlation coefficient between the common stock and the relevant market index. The fair value of the awards which are conditional only on a recipient’s continued service to the Company is measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period.

Share-based compensation expense relating to the equity incentive plans is recognized over the service period within selling, general and administrative costs or cost of sales in the consolidated income statement depending on the function of the employee, with an offsetting increase to equity. Share-based compensation expense relating to commercial agreements with certain suppliers is recognized over the period in which the supplier’s services are received and classified within the consolidated income statement depending on the function of the supplier’s services, with an offsetting increase to equity.

Share-based compensation
Share-based compensation

The Group has implemented equity incentive plans that provide for the granting of share-based compensation to the Chairman, the Chief Executive Officer, all other members of the Ferrari Leadership Team and other key employees of the Group. The Group also provides share-based compensation as part of commercial agreements with certain suppliers. The share-based compensation arrangements are accounted for in accordance with IFRS 2 — Share-based Payment, which requires the Company to recognize share-based compensation expense based on fair value of awards granted. Compensation expense for the equity-settled awards containing market performance conditions is measured at the grant date fair value of the award using a Monte Carlo simulation model, which requires the input of subjective assumptions, including the expected volatility of the Company’s common stock, the dividend yield, interest rates and a correlation coefficient between the common stock and the relevant market index. The fair value of the awards which are conditional only on a recipient’s continued service to the Company is measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period.

Share-based compensation expense relating to the equity incentive plans is recognized over the service period within selling, general and administrative costs or cost of sales in the consolidated income statement depending on the function of the employee, with an offsetting increase to equity. Share-based compensation expense relating to commercial agreements with certain suppliers is recognized over the period in which the supplier’s services are received and classified within the consolidated income statement depending on the function of the supplier’s services, with an offsetting increase to equity.

Provisions
Provisions

Provisions are recognized when the Group has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.

Warranty and recall campaigns provision

All cars are sold with warranty coverage. The warranty coverage generally applies to defects that may become apparent within a certain period from the purchase of the car.

The warranty provision is recognized at the time of the sale of the car, based on the present value of management’s estimate of the expected cost to fulfill the obligations over the contractual warranty period. Estimates are principally based on the Group’s historical claims or costs experience and the cost of parts and services to be incurred in the activities. The costs related to these provisions are recognized within cost of sales at the time when they are probable and reasonably estimable.

See “—Use of estimates and judgments” below for further details relating to recall campaigns.

Deferred income, Advances, and Revenue recognition
Deferred income

Deferred income relates to amounts received by the Group under various agreements, which are reliant on the future performance of a service or other act of the Group. Deferred income is recognized as net revenues when the Group has fulfilled its obligations under the terms of the various agreements.

Range models (models belonging to the Ferrari product portfolio, excluding Special Series, Icona, limited edition supercars and one-off models) are sold with a scheduled maintenance program to ensure that the cars are maintained to the highest standards to meet the Group’s strict requirements for performance and safety. Amounts attributable to the maintenance program are not recognized as income immediately, but are deferred over the maintenance program term. The amount of the deferred income related to this program is based on the estimated fair value of the service to be provided.

Advances

Advances relate to amounts received from or billed to customers in advance of having delivered the related cars or provided the related services. The advances are recognized in net revenues when the cars are shipped or the services provided.

Revenue recognition

Revenue is recognized when control over a product or service is transferred to a customer. Revenue is measured at the transaction price which is based on the amount of consideration that the Group expects to receive in exchange for transferring the promised goods or services to the customer and excludes any sales incentives as well as taxes collected from customers that are remitted to government authorities. The transaction price will include estimates of variable consideration to the extent it is probable that a significant reversal of revenue recognized will not occur. The Group enters into contracts that may include both products and services, which are generally capable of being distinct and accounted for as separate performance obligations.

The Group generates revenue from the sale of cars, spare parts and engines as well as from sponsorship, commercial and brand activities. The Group accounts for a contract with a customer when there is a legally enforceable contract between the Group and the customer, the rights of the parties are identified, the contract has commercial substance, and collectability of the contract consideration is probable. Payments from customers are typically due within 30 to 40 days of invoicing.

The Group does not recognize any assets associated with the incremental costs of obtaining a contract with a customer that are expected to be recovered. The majority of revenue is recognized at a point-in-time or over a period of one year or less, and the Group applies the practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that would otherwise be recognized is one year or less.

Cars, spare parts and engines

The sales of cars, spare parts and engines have multiple performance obligations that include products, services, or a combination of products and services as contracts may include maintenance programs and extended warranties that are separately priced or not separately priced. Contracts may also include variable consideration for discounts such as sales incentives and performance based bonuses and product returns. The Group offers incentives to its third-party dealers, which are designed to promote the sale of cars and parts, as well as a variety of other performance indicators, which may be qualitative or quantitative, such as quality service, customer satisfaction and preservation of the Ferrari brand, among others. The cost of incentives is estimated at the inception of a contract at the expected amount that will ultimately be paid and is recognized as a reduction to revenue generally at the time of the sale or when the dealer is expected to achieve the required performance if in relation to other performance indicators different from sales. Revenues recognized are limited to the amount of consideration the Group expects to receive. The Group allocates the transaction price to the performance obligations based on the stand alone selling prices (SSP) for each obligation. When the SSP does not exist, the Group estimates the SSP based on the adjusted market approach.

Revenues for the sale of cars, spare parts and engines are recognized at a point in time when control of the cars, spare parts or engines is transferred to the customer based on shipping terms, which generally corresponds to the date when the cars, spare parts and engines are released to the carrier responsible for transportation to dealers or Maserati. Revenues relating to the maintenance program are recognized over time based on the input method of measuring progress towards complete satisfaction of the related performance obligation, calculated as a proportion of overall revenues expected during the maintenance period equal to the ratio of costs incurred in the reporting period compared to the overall costs to be incurred during the maintenance period. Revenues relating to the extended warranties are recognized on a straight-line basis over the extended warranty period. Revenues from the supply of engines and related services to other Formula 1 racing teams are recognized over time on a time and materials basis when the services are provided.

Management has exercised judgment in determining performance obligations, variable consideration, allocation of transaction price and the timing of revenue recognition.
Sponsorship, commercial and brand activities

Revenues from sponsorship agreements in connection with our participation in racing competitions are generally recognized ratably over the contract term as the customer benefits from the service throughout the service period. Revenues from sponsorship agreements that contain variable consideration based on the performance of the Group’s racing teams are estimated and recognized over the relevant period to the extent that it is highly probable that a significant reversal in the amount of the cumulative revenue recognized will not occur, which is typically when it is considered highly probable that the related conditions associated with the variable consideration will be achieved.

Revenues from commercial activities primarily relate to the revenues from participating in the Formula 1 World Championship. The revenues attributable to each racing team are governed by a specific agreement and depend upon, among other factors, the prior year ranking of each of the racing teams. Revenues of the commercial activities are recognized ratably over the contract term.

Revenues from brand licensing agreements where the customer has a right to access the Group’s brands or the contract includes minimum guaranteed payments are recognized on a straight-line basis over the contract term. Licensing revenues in excess of the minimum guaranteed payments are recognized when the related conditions are satisfied. Revenues from sales-based licensing agreements are recognized when the sales occur.

Management has exercised judgment in determining variable consideration.

Other revenues

Interest income generated by our financial service activities from the provision of client and dealer financing is reported within revenues using the effective interest rate method and not within net financial income/expenses.

Cost of sales
Cost of sales

Cost of sales comprises expenses incurred in the manufacturing and distribution of cars and parts (including the engines rented to other Formula 1 racing teams), of which, cost of materials, components and labor costs are the most significant portion. The remaining costs principally include depreciation, amortization, insurance and transportation costs. Cost of sales also includes warranty and product-related costs, which are estimated and recorded at the time of sale of the car.

Expenses which are directly attributable to the financial services companies, including the interest expenses related to their financing as a whole and provisions for risks and write-downs of assets, are also reported in cost of sales.

Other expenses and other income
Other expenses and other income

Other expenses consist of miscellaneous costs which cannot be allocated to specific functional areas, such as indirect taxes, accruals for provisions not attributable to cost of sales or selling, general and administrative costs, and other miscellaneous expenses, including marketing expenses incurred on behalf of our third-party dealers.

Other income consists of miscellaneous income that is not directly attributable to the sale of goods or services, such as gains on the disposal of property plant and equipment, the release of certain provisions originally recognized as other expenses, rental income and other miscellaneous income.

Taxes
Taxes

Income taxes include all taxes based upon the taxable profits of the Group. Current and deferred taxes are recognized as income or expense and are included in the consolidated income statement for the period, except tax arising from (i) a transaction or event which is recognized, in the same or a different period, either in other comprehensive income/(loss) or directly in equity, or (ii) a business combination.

Deferred taxes are accounted using the balance sheet method. Deferred tax liabilities are recognized for all taxable temporary differences between the carrying amounts of assets or liabilities and their tax base, except to the extent that the deferred tax liabilities arise from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, unless the deferred tax assets arise from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit.

Deferred tax assets and liabilities are measured at the substantively enacted tax rates in the respective jurisdictions in which the Group operates that are expected to apply to the period when the asset is realized or liability is settled. Any remeasurements to deferred tax assets and liabilities as a result of changes in substantially enacted tax rates are recognized in the consolidated income statement.

The recoverability of deferred tax assets is dependent on the Group’s ability to generate sufficient future taxable income in the period in which it is assumed that the deductible temporary differences reverse and tax losses carried forward can be utilized. In making this assessment, the Group considers future taxable income arising on the most recent budgets and plans, prepared by using the same criteria described for testing the impairment of assets and goodwill, moreover, it estimates the impact of the reversal of taxable temporary differences on earnings and it also considers the period over which these assets could be recovered. The carrying amount of deferred tax assets is reduced to the extent that it is not probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date.

The Group recognizes deferred tax liabilities associated with the existence of a subsidiary’s undistributed profits, except when it is able to control the timing of the reversal of the temporary difference and it is probable that this temporary difference will not reverse in the foreseeable future. The Group recognizes deferred tax assets associated with the deductible temporary differences on investments in subsidiaries only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.

Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, are recognized to the extent that it is probable that future profits will be available against which they can be utilized.

Current income taxes and deferred taxes are offset when they relate to the same taxation authority and there is a legally enforceable right of offset.

Imposta Regionale sulle Attività Produttive (“IRAP”) is recognized within income tax expense. IRAP is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, and in particular before the cost of fixed-term employees, credit losses and any interest included in lease payments. IRAP is applied on the tax base at 3.9 percent for the years ended December 31, 2024, 2023 and 2022.

Tax uncertainties are accounted for in accordance with IFRIC 23.
Other taxes not based on income, such as property taxes and capital taxes, are included in other expenses, net
Dividends
Dividends

Dividends payable by the Group are reported as a change in equity in the period in which they are approved by shareholders or the Board of Directors as applicable under local rules and regulations.

Rounding of amounts	Rounding of amounts All amounts disclosed in the consolidated financial statements and notes have been rounded off to the nearest thousand Euro unless otherwise stated.
Segment reporting
Segment reporting

The Group has determined that it has one operating and one reportable segment based on the information reviewed by the Board of Directors (the Group’s “Chief Operating Decision Maker” as defined in IFRS 8 — Operating Segments) in making decisions regarding the allocation of resources and to assess performance.
For additional disclosures required by IFRS 8, see Note 31 “Entity-Wide Disclosures”.
Use of estimates and judgments
Use of estimates and judgments

The Consolidated Financial Statements are prepared in accordance with IFRS Accounting Standards, which require the use of estimates, judgments and assumptions that affect the carrying amount of assets and liabilities, the disclosure of contingent assets and liabilities and the amounts of income and expenses recognized. The estimates and associated assumptions are based on elements that are known when the financial statements are prepared, on historical experience and on any other factors that are considered to be relevant.

Estimates and underlying assumptions are reviewed periodically and continuously by the Group. If the items subject to estimates do not perform as assumed, then the actual results could differ from the estimates, which would require adjustments. The effects of any changes in estimates are recognized in the consolidated income statement in the period in which the changes are made, or prospectively in future periods.

The most significant estimates and judgments made by management are described below.

Maintenance programs and extended warranties
Maintenance programs and extended warranties

The Group’s new cars are sold with a scheduled maintenance program to ensure that the cars are maintained to the highest standards to meet the Group’s strict requirements for performance and safety. Amounts attributable to the maintenance programs are not recognized as income immediately, but are recognized over the maintenance program term based on the input method of measuring progress towards complete satisfaction of the related performance obligation, calculated as a proportion of overall revenues expected during the maintenance period equal to the ratio of costs incurred in the reporting period compared to the overall costs to be incurred during the maintenance period. The amount of the deferred income related to this program is based on the estimated fair value of the service to be provided. The Group also offers various extended warranty programs to customers that provide additional coverage beyond the warranty period required by applicable law or included with all new car sales. Revenues relating to the extended warranties are recognized on a straight-line basis over the extended warranty period. Management has exercised judgment in determining performance obligations, variable consideration, allocation of the transaction price and the timing of revenue recognition in relation to its maintenance programs and extended warranties.

Recall campaigns
Recall campaigns

The Group periodically initiates voluntary service actions to address various client satisfaction, safety and emissions issues related to cars sold. Included in the reserve is the estimated cost of these services and recall actions. Considering the nature of the recall campaigns, in certain circumstances management may exercise judgment in determining the related provisions. The estimated future costs of these actions are based primarily on historical experience and the cost of parts and services to be incurred in the specified activities, and are recognized at the time when they are probable and reasonably estimable. Estimates of the future costs of these actions are inevitably imprecise due to several uncertainties, including the number of cars affected by a service or recall action. It is reasonably possible that the ultimate cost of these service and recall actions may require the Group to make expenditures in excess of (or less than) established reserves over an extended period of time and the estimates are periodically reviewed during the year. Due to the uncertainty and potential volatility of these estimated factors, changes in the assumptions used could affect the results of operations.

Cash flow hedges
The policy of the Group for managing foreign currency risk normally requires hedging of a portion of projected future cash flows from trading activities and orders acquired (or contracts in progress) in foreign currencies that will occur within the following 12 months. Derivatives relating to foreign currency risk management are treated as cash flow hedges where the derivative qualifies for hedge accounting. The amounts recorded in the cash flow hedge reserve within other comprehensive income will be recognized in the consolidated income statement according to the timing of the flows of the underlying transactions. Management believes that substantially all of the hedging effects arising from these derivative contracts and recorded in the cash flow hedge reserve will be recognized in the consolidated income statement within the following 12 months from the reporting date.